Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

	2014	2013
	(In thousands)
Land	$17,334	$14,437
Buildings and improvements	64,776	58,974
Machinery and equipment	113,609	100,109
Furniture and fixtures	18,936	17,734
Construction in progress	13,341	4,978
Property, plant and equipment	227,996	196,232
Less: accumulated depreciation	152,317	146,840
Property, plant and equipment, net	$75,679	$49,392